Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to the Form 5500
The following reconciles net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,332,858,162	$1,190,222,987
Less: benefits payable	1,770,434	37,052
Net assets available for benefits per the Form 5500	$1,331,087,728	$1,190,185,935

The following is a reconciliation of benefit payments per the financial statements to the Form 5500 at December 31, 2025:

Benefit payments per the financial statements	$109,964,568
Add: benefits payable at end of year	1,770,434
Less: benefits payable at beginning of year	37,052
Benefit payments per the Form 5500	$111,697,950

Benefits payable are recorded on the Form 5500 for payments to participants that have been processed and approved for payment prior to December 31, 2025 but not yet paid.